Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(1.56%)	0.58%	2.13%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(0.96%)	0.29%	1.73%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		1.04%	1.34%	2.63%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		1.03%	1.29%	2.60%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		0.70%	1.04%	2.36%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		0.02%	0.29%	1.73%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		0.00%	0.13%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		0.00%	0.13%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		0.00%	0.13%	2.11%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		0.00%	0.13%	2.11%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		1.86%	0.54%	2.16%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam Strategic Intermediate Municipal Linked Benchmark†
Average Annual Return, Percent	[1]	1.86%	0.53%	2.31%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		1.86%	0.54%	2.16%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Putnam Strategic Intermediate Municipal Linked Benchmark†
Average Annual Return, Percent	[2]	1.86%	0.53%	2.31%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		1.86%	0.54%	2.16%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Putnam Strategic Intermediate Municipal Linked Benchmark†
Average Annual Return, Percent	[3]	1.86%	0.53%	2.31%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent		1.86%	0.54%	2.16%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Putnam Strategic Intermediate Municipal Linked Benchmark†
Average Annual Return, Percent	[4]	1.86%	0.53%	2.31%

[1]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[2]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[3]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.

[4]
†	The Putnam Strategic Intermediate Municipal Linked Benchmark represents the performance of the Bloomberg Municipal Bond Index through August 27, 2020, and the performance of the Bloomberg 3-15 Year Blend Municipal Bond Index thereafter.